Accounts and Other Receivables and Contract Assets - Summary of Loss Allowances For Certain Receivables Including Ageing (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of loss allowances for certain receivables including ageing details [Line Items]
Expected credit loss rate	7.12%	6.08%
Loan facilitation and service fees	¥ 7,380,284	¥ 10,344,007
Wealth management transaction and service fees receivables	1,052,735	882,060
Guarantee fee	410,577	88,900
Loss allowance	¥ (630,848)	¥ (688,378)
Current [member]
Disclosure of loss allowances for certain receivables including ageing details [Line Items]
Expected credit loss rate	2.36%	2.92%
Loan facilitation and service fees	¥ 6,943,369	¥ 9,953,323
Wealth management transaction and service fees receivables	1,052,735	882,060
Guarantee fee	379,493	80,557
Loss allowance	¥ (197,933)	¥ (318,820)
Later than one month and not later than two months [member]
Disclosure of loss allowances for certain receivables including ageing details [Line Items]
Expected credit loss rate	89.87%	84.22%
Loan facilitation and service fees	¥ 201,188	¥ 174,102
Wealth management transaction and service fees receivables		0
Guarantee fee	18,069	5,657
Loss allowance	¥ (197,042)	¥ (151,398)
Later than three months and not later than six months [member]
Disclosure of loss allowances for certain receivables including ageing details [Line Items]
Expected credit loss rate	94.83%	99.49%
Loan facilitation and service fees	¥ 235,727	¥ 216,582
Wealth management transaction and service fees receivables		0
Guarantee fee	13,015	2,686
Loss allowance	¥ (235,873)	¥ (218,160)